Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment, net
Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Schedule of intangible assets are amortized using the straight-line
Category	Estimated useful life
Brand name	5 years
Customer relationship	3 – 5 years
Software	5 years
Patent	19 years

Schedule of operating lease income from fixed payments and variable lease income
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease income from fixed payments	555,187	417,816	375,331
Variable operating lease income	2,807	5,168	—
Total	557,994	422,984	375,331

Schedule of lease payments receivable
As of December 31, 2021
RMB
2022	180,735
2023	59,122
2024	19,889
2025	6,483
2026	2,164
Thereafter	1,151
Total	269,544